UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 50.87%
Aerospace & Defense - 4.36%
BAE Systems PLC (a)	413,926	$3,397,860
Northrop Grumman Corp.	15,645	4,965,253
Raytheon Co.	32,577	6,732,363
		15,095,476
Auto Components - 0.34%
Continental AG (a)	6,715	1,169,077
Building Products - 0.98%
TOTO Ltd. (a)	81,686	3,389,804
Chemicals - 2.56%
Nutrien Ltd. (a)	81,021	4,674,912
The Sherwin-Williams Co.	9,185	4,181,104
		8,856,016
Electrical Equipment - 1.30%
Rockwell Automation, Inc.	23,969	4,494,667
Electronic Equipment, Instruments & Components - 2.39%
Keyence Corp. (a)	14,262	8,282,052
Food & Staples Retailing - 2.46%
Costco Wholesale Corp.	36,313	8,529,197
Health Care Equipment & Supplies - 2.22%
Intuitive Surgical, Inc. (b)	13,366	7,672,084
Hotels, Restaurants & Leisure - 1.10%
Dalata Hotel Group PLC (a)	480,529	3,821,737
Household Durables - 8.27%
DR Horton, Inc. (c)	218,785	9,228,351
Lennar Corp. - Class A	92,395	4,313,923
PulteGroup, Inc.	240,078	5,946,732
Sony Corp. (a)	36,559	2,241,419
Sony Corp. - ADR (c)	113,568	6,887,899
		28,618,324
Industrial Conglomerates - 4.05%
3M Co.	36,981	7,792,266
Honeywell International, Inc.	26,570	4,421,248
Siemens AG (a)	14,206	1,819,933
		14,033,447
Machinery - 1.68%
Caterpillar, Inc.	38,038	5,800,415
Metals & Mining - 6.92%
BHP Billiton Ltd. - ADR (c)	133,621	6,659,671
Grupo Mexico SAB de CV (a)	1,659,321	4,775,624
MMC Norilsk Nickel PJSC - ADR	213,032	3,685,454
Southern Copper Corp.	112,227	4,841,473
Vale SA - ADR	269,590	4,000,715
		23,962,937
Oil, Gas & Consumable Fuels - 1.48%
Devon Energy Corp.	128,560	5,134,686
Real Estate Management & Development - 1.46%
Cresud SACIF y A - ADR	169,220	2,396,155
The St. Joe Co. (b)	158,040	2,655,072
		5,051,227
Road & Rail - 2.51%
Norfolk Southern Corp.	48,162	8,693,241

Semiconductors & Semiconductor Equipment - 1.30%
Intel Corp.	94,806		4,483,376
Software - 3.22%
Microsoft Corp. (c)	72,538		8,296,171
Splunk, Inc. (b)	23,454		2,835,823
			11,131,994
Specialty Retail - 2.27%
Ross Stores, Inc.	79,419		7,870,423
TOTAL COMMON STOCKS (Cost $103,862,821)			176,090,180

PREFERRED STOCKS - 1.04%
Banks - 1.04%
Itau Unibanco Holding SA - ADR - 8.6293%	329,084		3,613,342
TOTAL PREFERRED STOCKS (Cost $4,037,035)			3,613,342

EXCHANGE-TRADED FUNDS - 30.43%
iShares MSCI Chile ETF	102,582		4,647,990
iShares MSCI Emerging Markets ETF (c)	476,025		20,430,993
iShares MSCI Malaysia ETF	212,169		6,863,667
iShares MSCI Mexico ETF (c)	138,587		7,099,812
iShares MSCI South Korea ETF (c)	265,250		18,108,618
iShares MSCI Taiwan ETF (c)	312,582		11,784,341
iShares U.S. Home Construction ETF (c)	251,693		8,894,831
SPDR S&P Homebuilders ETF	130,171		5,003,773
SPDR S&P Oil & Gas Exploration & Production ETF	138,915		6,013,630
SPDR S&P Regional Banking ETF (c)	213,724		12,699,480
VanEck Vectors Russia ETF	176,703		3,809,717
TOTAL EXCHANGE-TRADED FUNDS (Cost $86,695,477)			105,356,852

PURCHASED OPTIONS - 0.05%	Number of Contracts	Notional Amount	Value
Exchange Traded or Centrally Cleared Put Options - 0.05%
Invesco QQQ Trust Series 1
Expiration: October 2018, Exercise Price $180.00	2,000	$37,158,000	168,000
TOTAL PURCHASED OPTIONS (Cost $604,069)			168,000

SHORT-TERM INVESTMENTS - 17.40%	Shares
Money Market Fund - 17.40%
First American Government Obligations Fund, Class X, 1.907% (d)	60,221,535		60,221,535
TOTAL SHORT-TERM INVESTMENTS (Cost $60,221,535)			60,221,535

Total Investments (Cost $255,420,937) - 99.79%			345,449,909
Other Assets in Excess of Liabilities - 0.21%			727,096
TOTAL NET ASSETS - 100.00%			$346,177,005

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short, written options, swap contracts and future contracts with an aggregate fair value of $87,918,630.
(d)	Seven day yield as of September 30, 2018.

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 29.51%
COMMON STOCKS - 4.32%
Banks - 0.77%
Signature Bank/New York NY	(23,199)	$(2,664,173)
Capital Markets - 2.20%
BlackRock, Inc.	(7,249)	(3,416,671)
Eaton Vance Corp.	(38,081)	(2,001,538)
Invesco Ltd. (a)	(38,992)	(892,137)
T Rowe Price Group, Inc.	(12,062)	(1,316,929)
		(7,627,275)

Multiline Retail - 1.35%
Nordstrom, Inc.	(78,087)	(4,670,383)
TOTAL COMMON STOCKS (Proceeds $13,159,012)		(14,961,831)
EXCHANGE-TRADED FUNDS - 18.35%
Consumer Staples Select Sector SPDR Fund	(352,909)	(19,032,382)
Invesco QQQ Trust Series 1	(100,000)	(18,579,000)
iShares U.S. Real Estate ETF	(152,242)	(12,182,405)
Utilities Select Sector SPDR Fund	(261,037)	(13,743,598)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $62,188,811)		(63,537,385)
MASTER LIMITED PARTNERSHIPS - 1.14%
The Blackstone Group LP	(103,164)	(3,928,485)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $3,429,712)		(3,928,485)
REAL ESTATE INVESTMENT TRUSTS - 5.70%
Apartment Investment & Management Co. - Class A	(41,598)	(1,835,720)
AvalonBay Communities, Inc.	(18,686)	(3,384,969)
Boston Properties, Inc.	(21,163)	(2,604,954)
Equity Residential	(39,583)	(2,622,770)
Essex Property Trust, Inc.	(11,445)	(2,823,596)
SL Green Realty Corp.	(40,235)	(3,924,119)
Vornado Realty Trust	(34,785)	(2,539,305)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $19,449,842)		(19,735,433)

Total Securities Sold Short (Proceeds $98,227,377)		$(102,163,134)

(a) Foreign issued security.

Marketfield Fund
Schedule of Options Written
September 30, 2018 (Unaudited)

CALL OPTIONS	Number of Contracts	Notional Amount	Value
Exchange Traded or Centrally Cleared Call Options Written
Invesco QQQ Trust Series 1
Expiration: October 2018, Exercise Price $183.00	(2,000)	$(37,158,000)	$(890,000)
Total Options Written (Premiums Received $619,923)			$(890,000)

Marketfield Fund
Schedule of Future Contracts
September 30, 2018 (Unaudited)

				Value/Unrealized
	Number of	Expiration	Notional	Appreciation
FUTURE CONTRACTS PURCHASED	Contracts	Month	Amount	(Depreciation)
Yen Denominated Nikkei 225 Index Future	125	December 2018	$13,284,413	$1,050,197
TOTAL FUTURE CONTRACTS PURCHASED				$1,050,197

Marketfield Fund
Schedule of Total Return Swaps (a)
September 30, 2018 (Unaudited)
			Pay/Receive				Unrealized
		Termination	Total Return on		Payment	Notional	Appreciation
Counterparty	Reference Entity (b)	Date	Reference Entity	Financing Rate	Frequency	Amount	(Depreciation) (d)
Long Total Return Swaps
Bank of America Merrill Lynch	CSI300 Net Total Return Index	10/09/2018	Pay	2.24219% (c)	Monthly	$15,017,636	$(2,009,383)
Bank of America Merrill Lynch	Euro STOXX Banks Index Futures	12/21/2018	Pay	–%	Quarterly	6,833,360	(156,608)
Total net unrealized appreciation (depreciation) on total return swaps							$(2,165,991)

(a) There were no upfront payments paid or received.
(b) Foreign issued security.
(c) Floating rate, adjusted monthly based on 1 month LIBOR -4.000%.
(d) Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable. Excludes any unrealized appreciation or depreciation of foreign currency.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.
Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock
Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the
“composite market” for the day such security is being valued and will generally be classified as Level 2. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-
the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by an approved pricing service. Pricing services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Constant yield amortization takes into account the income that is produced on a debt security. This accretion/
amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the
Trust’s fair value procedures.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$176,090,180	$-	$-	$176,090,180
Exchange-Traded Funds	105,356,852	-	-	105,356,852
Preferred Stocks	3,613,342	-	-	3,613,342
Purchased Options	168,000	-	-	168,000
Short-Term Investments	60,221,535	-	-	60,221,535
Total Assets	$345,449,909	$-	$-	$345,449,909

Liabilities:
Securities Sold Short
Common Stocks(1)	$(14,961,831)	$-	$-	$(14,961,831)
Exchange-Traded Funds	(63,537,385)	-	-	(63,537,385)
Master Limited Partnerships	(3,928,485)	-	-	(3,928,485)
Real Estate Investment Trusts	(19,735,433)	-	-	(19,735,433)
Total Securities Sold Short	(102,163,134)	-	-	(102,163,134)
Written Options	(890,000)		-	(890,000)
Total Liabilities	$(103,053,134)	$-	$-	$(103,053,134)

Other Financial Instruments(2)
Futures	$1,050,197	$-	$-	$1,050,197
Swaps	(2,165,991)	-	-	(2,165,991)
Total Other Financial Instruments	$(1,115,794)	$-	$-	$(1,115,794)

(1) See the Schedule of Investments for industry classifications.
(2) Reflected at the net unrealized appreciation (depreciation) on the contracts held.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, futures, and swap contacts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of September 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$168,000	Written options, at value	$890,000
Equity Contracts - Futures	Net assets- Unrealized appreciation*	1,050,197	Net assets- Unrealized depreciation*	-
Equity Contracts - Swaps	Unrealized appreciation on swap contracts	-	Unrealized depreciation on swap contracts	2,165,991
Total		$1,218,197		$3,055,991

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on income for the period January 1, 2018 through September 30, 2018 was as follows:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Foreign Currency Contracts	Total
Equity Contracts	$(2,093,343)	$818,731	$76,583	$(1,798,193)	$-	$(2,996,222)
Interest Rate Contracts	(373,864)	-	-	-	-	(373,864)
Total	$(2,467,207)	$818,731	$76,583	$(1,798,193)	$-	$(3,370,086)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Foreign Currency Contracts	Total
Equity Contracts	$(325,842)	$(337,539)	$1,050,197	$(2,689,007)	$-	$(2,302,191)
Interest Rate Contracts	3,593,600	-	-	-	-	3,593,600
Total	$3,267,758	$(337,539)	$1,050,197	$(2,689,007)	$-	$1,291,409

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date     11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
 John Buckel, President

Date    11/19/2018

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date    11/19/2018

* Print the name and title of each signing officer under his or her signature.